Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Liabilities [Abstract]
Employees and payroll accruals	$ 588	$ 465
Accrued expenses	198	212
Total other current liabilities	$ 786	$ 677